Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 213,344	$ 50,316	$ 358,643
Cash flows from investing activities:
Net cash used in investing activities	(3,935)	(330,502)	(322,693)
Cash flows from financing activities:
Proceeds of loans from offshore banks	0	370,000	167,000
Repayment of loans to offshore banks	(25,500)	(410,194)	0
Payment for repurchase of shares	(14,506)	(3,577)	(17,240)
Net cash provided by /(used in) financing activities	142,894	(46,584)	130,102
Net increase/(decrease) in cash and cash equivalents	349,123	(327,690)	181,845
Cash and cash equivalents, beginning of year	220,794	548,484	366,639
Cash and cash equivalents, end of year	569,917	220,794	548,484
Changyou.com Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(14,238)	(10,483)	(14,668)
Cash flows from investing activities:
Purchase of restricted time deposits	(478)	0	0
Proceeds/(Cash paid) relating to loans to subsidiaries	35,411	4,241	(102,165)
Net cash used in investing activities	34,933	4,241	(102,165)
Cash flows from financing activities:
Proceeds of loans from offshore banks	0	370,000	140,978
Repayment of loans to offshore banks	(25,500)	(353,331)	0
Dividend distributed to shareholders	0	0	0
Payment for repurchase of shares	(14,506)	(3,577)	(17,240)
Net cash provided by /(used in) financing activities	(40,006)	13,092	123,738
Net increase/(decrease) in cash and cash equivalents	(19,311)	6,850	6,905
Cash and cash equivalents, beginning of year	24,429	17,579	10,674
Cash and cash equivalents, end of year	$ 5,118	$ 24,429	$ 17,579